Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net Interest income	$ 10,938		$ 11,113		$ 21,818	$ 22,305
Gain on sales of mortgage loans	3,459		3,377		6,766	6,726
Other revenue					5,208	4,012
Total operating revenue					33,792	33,043
Salaries and employee benefits	10,387		10,867		20,470	21,010
Mortgage servicing rights amortization	145		533		304	1,059
Hedging activity, net	(38)		(332)		(131)	(5)
Provision for credit losses and other expenses					13,094
Other expenses						11,274
Income tax expense (benefit)	243		(177)		13	(186)
Total expenses					33,750	33,152
Net income (loss)	849	$ (807)	(338)	$ 229	42	(109)
Segment assets	1,171,529		1,071,223		1,171,529	1,071,223	$ 1,124,932
Banking
Segment Reporting Information [Line Items]
Net Interest income					20,179	20,211
Other revenue					2,245	2,238
Total operating revenue					22,424	22,449
Salaries and employee benefits					11,664	10,345
Provision for credit losses and other expenses					9,814
Other expenses						7,888
Income tax expense (benefit)					174	774
Total expenses					21,652	19,007
Net income (loss)					772	3,442
Segment assets	1,117,949		1,019,178		1,117,949	1,019,178
Mortgage Banking
Segment Reporting Information [Line Items]
Net Interest income					1,639	2,094
Gain on sales of mortgage loans					6,766	6,726
Other revenue					2,963	1,774
Total operating revenue					11,368	10,594
Salaries and employee benefits					8,806	10,665
Mortgage servicing rights amortization					304	1,059
Hedging activity, net					(131)	(5)
Provision for credit losses and other expenses					3,280
Other expenses						3,386
Income tax expense (benefit)					(161)	(960)
Total expenses					12,098	14,145
Net income (loss)					(730)	(3,551)
Segment assets	$ 53,580		$ 52,045		$ 53,580	$ 52,045